As Filed with the Securities and Exchange Commission on September 28, 2017

1933 Act File No. 333-148624

1940 Act File No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 113	☒
REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 115	☒

Allianz Funds Multi-Strategy Trust

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors U.S. LLC

1633 Broadway

New York, NY 10019

(Name and address of agent for service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 1, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 113 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate November 1, 2017, as the new effective date for Post-Effective Amendment No. 105 filed pursuant to Rule 485(a) under the Securities Act on April 20, 2017. Post-Effective Amendment No. 105 was initially scheduled to become effective on July 5, 2017 and has been the subject of four delaying amendments, Post-Effective Amendment No. 108, filed pursuant to Rule 485(b) under the Securities Act on June 26, 2017, Post-Effective Amendment No. 109, filed pursuant to Rule 485(b) under the Securities Act on July 14, 2017, Post-Effective Amendment No. 110, filed pursuant to Rule 485(b) under the Securities Act on August 2, 2017 and Post-Effective Amendment No. 111, filed pursuant to Rule 485(b) under the Securities Act on September 1, 2017.

Post-Effective Amendment No. 113 is being filed solely with respect to Institutional Class and Class P shares of AllianzGI Real Estate Debt Fund, a new series of Allianz Funds Multi-Strategy Trust (the “Trust”). Parts A and B of this Post-Effective Amendment No. 113 relate only to the Fund and do not supersede or amend disclosure in the Trust’s registration statement relating to any other series of the Trust.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, the Trust declares that an indefinite number of shares of common stock are being registered under the Securities Act of 1933 by this registration statement amendment.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

ALLIANZGI REAL ESTATE DEBT FUND

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of Allianz Funds Multi-Strategy Trust (the “Registrant” or the “Trust”) under the Securities Act of 1933, as amended, and Amendment No. 107 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on April 20, 2017 (“Amendment No. 105/107”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 105/107 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on April 20, 2017.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 105/107 to the Trust’s Registration Statement on Form N-1A filed with the SEC on April 20, 2017.

NOTICE

A copy of the Agreement and Declaration of Trust of the Trust, together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or its respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment No. 113 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 28th day of September, 2017.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Thomas J. Fuccillo
Name:	Thomas J. Fuccillo
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Thomas J. Fuccillo Thomas J. Fuccillo	President and Chief Executive Officer	September 28, 2017

Lawrence G. Altadonna* Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer

Barbara R. Claussen* Barbara R. Claussen	Trustee

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

A. Douglas Eu* A. Douglas Eu	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

Bradford K. Gallagher* Bradford K. Gallagher	Trustee

James A. Jacobson* James A. Jacobson	Trustee

Hans W. Kertess* Hans W. Kertess	Trustee

James S. MacLeod* James S. MacLeod	Trustee

William B. Ogden, IV* William B. Ogden, IV	Trustee

Davey S. Scoon* Davey S. Scoon	Trustee

Alan Rappaport* Alan Rappaport	Trustee

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact and Agent for the Individuals Noted Above
Date: September 28, 2017